Pensions (Details) - Defined Benefit Plans Cash Flows - Defined benefit plans $ in Millions	Dec. 31, 2023 USD ($)
Estimated benefit payments
Total	$ 36.5
2024	2.5
2025	2.8
2026	3.0
2027	3.3
2028	3.5
Five Years Thereafter	$ 21.4